Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Schedule Of Other Liabilities
Other liabilities consist of the following:

As at December 31,	2020	2019
Accounts payable(1)	$2,438	$1,830
Bank overdrafts and cash pooling	6	30
Repurchase agreements (Note 5)	2,208	1,850
Accrued expenses and taxes	3,723	3,251
Credit facilities(1)	338	73
Borrowed funds(2)	401	320
Senior financing(3)	—	1,967
Accrued post-retirement benefit liability (Note 25)	625	675
Secured borrowings from mortgage securitization (Note 5)	1,912	1,715
Lease liabilities	864	902
Other financial liabilities (Note 5)(4)	1,136	956
Deferred payments liability	382	438
Other	825	930
Total other liabilities	$14,858	$14,937

(1)    Reflects a change in presentation for our credit facility effective January 1, 2020. We have updated our prior period to reflect this change in presentation.
(2)    The change in Borrowed funds relates to net cash flow changes of $81 in 2020 ($132 in 2019) and foreign exchange rate movements of $1 in 2020 ($nil in 2019).
(3)    The Senior financing has been paid fully at the end of 2020. The change in Senior financing relates to foreign exchange rate movements of $(99) in 2019.
(4)    Comprises financial liabilities related to acquisitions, including put option liabilities and financial liabilities due to non-controlling interest.

Borrowed funds
Disclosure of detailed information about borrowings [line items]
Schedule of Borrowings
Borrowed funds include the following:

As at December 31,	Currency of borrowing	Maturity	2020	2019
Encumbrances on real estate	Cdn. dollars	Current - 2033	$292	$320
Encumbrances on real estate	U.S. dollars	Current - 2020	109	—
Total borrowed funds			$401	$320